Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Current	1,652	2,297	1,340
Deferred	(1,027)	(1,516)	330

Income tax expense	625	781	1,670

Reconciliations of Tax Charge
Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net income before income tax expenses	139,767	98,137	94,614
Net income not subject to taxes	(148,118)	(205,363)	(138,951)

Net loss subject to taxes	(8,351)	(107,226)	(44,337)

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	731	(30,548)	(14,115)
Adjustments to valuation allowance and uncertain tax position	(3,352)	25,361	19,980
Permanent and currency differences	(2,069)	(2,540)	(4,195)
Change in tax rate	5,315	8,508	—

Tax expense charge related to the current year	625	781	1,670

Components of Partnership's Deferred Tax Assets (Liabilities)

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Derivative instruments	50,669	59,724
Taxation loss carryforwards	40,762	35,554
Vessels and equipment	3,150	2,178
Capitalized interest	(2,784)	(3,123)

	91,797	94,333
Valuation allowance	(85,884)	(89,236)

Net deferred tax assets	5,913	5,097